Shareholder Report, Holdings (Details)	Apr. 30, 2025
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 DIVERSIFIED BOND FUND - CLASS A | Government/Government Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
1290 DIVERSIFIED BOND FUND - CLASS A | Non - US Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
1290 DIVERSIFIED BOND FUND - CLASS A | US Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
1290 DIVERSIFIED BOND FUND - CLASS A | Agency/MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
1290 DIVERSIFIED BOND FUND - CLASS A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
1290 DIVERSIFIED BOND FUND - CLASS A | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
1290 DIVERSIFIED BOND FUND - CLASS A | Asset-Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 DIVERSIFIED BOND FUND - CLASS A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 DIVERSIFIED BOND FUND - CLASS A | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
1290 DIVERSIFIED BOND FUND - CLASS A | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
1290 DIVERSIFIED BOND FUND - CLASS I | Government/Government Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
1290 DIVERSIFIED BOND FUND - CLASS I | Non - US Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
1290 DIVERSIFIED BOND FUND - CLASS I | US Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
1290 DIVERSIFIED BOND FUND - CLASS I | Agency/MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
1290 DIVERSIFIED BOND FUND - CLASS I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
1290 DIVERSIFIED BOND FUND - CLASS I | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
1290 DIVERSIFIED BOND FUND - CLASS I | Asset-Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 DIVERSIFIED BOND FUND - CLASS I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 DIVERSIFIED BOND FUND - CLASS I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
1290 DIVERSIFIED BOND FUND - CLASS I | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
1290 DIVERSIFIED BOND FUND - CLASS R | Government/Government Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
1290 DIVERSIFIED BOND FUND - CLASS R | Non - US Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
1290 DIVERSIFIED BOND FUND - CLASS R | US Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
1290 DIVERSIFIED BOND FUND - CLASS R | Agency/MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
1290 DIVERSIFIED BOND FUND - CLASS R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
1290 DIVERSIFIED BOND FUND - CLASS R | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
1290 DIVERSIFIED BOND FUND - CLASS R | Asset-Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 DIVERSIFIED BOND FUND - CLASS R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 DIVERSIFIED BOND FUND - CLASS R | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
1290 DIVERSIFIED BOND FUND - CLASS R | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Exchange Traded Fund Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Greater than 2.5B
Holdings [Line Items]
Percent of Net Asset Value	26.21%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | 250M-1B
Holdings [Line Items]
Percent of Net Asset Value	39.17%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | 1B-2.5B
Holdings [Line Items]
Percent of Net Asset Value	21.01%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A | Less than 250M
Holdings [Line Items]
Percent of Net Asset Value	13.61%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I [Member] | Exchange Traded Fund Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I [Member] | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I [Member] | Greater than 2.5B
Holdings [Line Items]
Percent of Net Asset Value	26.21%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I [Member] | 250M-1B
Holdings [Line Items]
Percent of Net Asset Value	39.17%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I [Member] | 1B-2.5B
Holdings [Line Items]
Percent of Net Asset Value	21.01%
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I [Member] | Less than 250M
Holdings [Line Items]
Percent of Net Asset Value	13.61%
1290 ESSEX SMALL CAP GROWTH FUND CLASS R | Exchange Traded Fund Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 ESSEX SMALL CAP GROWTH FUND CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
1290 ESSEX SMALL CAP GROWTH FUND CLASS R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
1290 ESSEX SMALL CAP GROWTH FUND CLASS R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
1290 ESSEX SMALL CAP GROWTH FUND CLASS R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 ESSEX SMALL CAP GROWTH FUND CLASS R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
1290 ESSEX SMALL CAP GROWTH FUND CLASS R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
1290 ESSEX SMALL CAP GROWTH FUND CLASS R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 ESSEX SMALL CAP GROWTH FUND CLASS R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 ESSEX SMALL CAP GROWTH FUND CLASS R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 ESSEX SMALL CAP GROWTH FUND CLASS R | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 ESSEX SMALL CAP GROWTH FUND CLASS R | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
1290 ESSEX SMALL CAP GROWTH FUND CLASS R | Greater than 2.5B
Holdings [Line Items]
Percent of Net Asset Value	26.21%
1290 ESSEX SMALL CAP GROWTH FUND CLASS R | 250M-1B
Holdings [Line Items]
Percent of Net Asset Value	39.17%
1290 ESSEX SMALL CAP GROWTH FUND CLASS R | 1B-2.5B
Holdings [Line Items]
Percent of Net Asset Value	21.01%
1290 ESSEX SMALL CAP GROWTH FUND CLASS R | Less than 250M
Holdings [Line Items]
Percent of Net Asset Value	13.61%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Crane Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Madison Square Garden Sports Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Paramount Global, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Sinclair, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Astec Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Iveco Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | AZZ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Crane Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Madison Square Garden Sports Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Paramount Global, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Sinclair, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Astec Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Iveco Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | AZZ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Crane Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Madison Square Garden Sports Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Paramount Global, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Sinclair, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Astec Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Iveco Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | AZZ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
1290 HIGH YIELD BOND FUND - CLASS A | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
1290 HIGH YIELD BOND FUND - CLASS A | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%
1290 HIGH YIELD BOND FUND - CLASS A | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.69%
1290 HIGH YIELD BOND FUND - CLASS A | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.87%
1290 HIGH YIELD BOND FUND - CLASS A | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.23%
1290 HIGH YIELD BOND FUND - CLASS A | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
1290 HIGH YIELD BOND FUND - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
1290 HIGH YIELD BOND FUND - CLASS I | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
1290 HIGH YIELD BOND FUND - CLASS I | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%
1290 HIGH YIELD BOND FUND - CLASS I | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.69%
1290 HIGH YIELD BOND FUND - CLASS I | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.87%
1290 HIGH YIELD BOND FUND - CLASS I | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.23%
1290 HIGH YIELD BOND FUND - CLASS I | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
1290 HIGH YIELD BOND FUND - CLASS I | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
1290 HIGH YIELD BOND FUND - CLASS R | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
1290 HIGH YIELD BOND FUND - CLASS R | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%
1290 HIGH YIELD BOND FUND - CLASS R | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.69%
1290 HIGH YIELD BOND FUND - CLASS R | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.87%
1290 HIGH YIELD BOND FUND - CLASS R | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.23%
1290 HIGH YIELD BOND FUND - CLASS R | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
1290 HIGH YIELD BOND FUND - CLASS R | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS A | Total Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS A | Total Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS A | Short-Term Investment Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS I | Total Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS I | Total Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS I | Short-Term Investment Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS I | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R | Total Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R | Total Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R | Short-Term Investment Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS A | Global Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS A | Long/Short Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS A | Convertible Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS A | Event Driven [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS A | Real Return [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS A | Managed Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS A | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS I | Global Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS I | Long/Short Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS I | Convertible Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS I | Event Driven [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS I | Real Return [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS I | Managed Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS I | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS R | Global Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS R | Long/Short Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS R | Convertible Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS R | Event Driven [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS R | Real Return [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS R | Managed Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS R | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS R | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 RETIREMENT 2020 FUND - CLASS I | Exchange Traded Fund Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
1290 RETIREMENT 2020 FUND - CLASS I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
1290 RETIREMENT 2020 FUND - CLASS I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.70%
1290 RETIREMENT 2020 FUND - CLASS I | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 RETIREMENT 2025 FUND - CLASS I | Exchange Traded Fund Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
1290 RETIREMENT 2025 FUND - CLASS I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
1290 RETIREMENT 2025 FUND - CLASS I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
1290 RETIREMENT 2025 FUND - CLASS I | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
1290 RETIREMENT 2030 FUND - CLASS I | Exchange Traded Fund Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
1290 RETIREMENT 2030 FUND - CLASS I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%
1290 RETIREMENT 2030 FUND - CLASS I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
1290 RETIREMENT 2030 FUND - CLASS I | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 RETIREMENT 2035 FUND - CLASS I | Exchange Traded Fund Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
1290 RETIREMENT 2035 FUND - CLASS I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.60%
1290 RETIREMENT 2035 FUND - CLASS I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
1290 RETIREMENT 2035 FUND - CLASS I | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 RETIREMENT 2040 FUND - CLASS I | Exchange Traded Fund Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
1290 RETIREMENT 2040 FUND - CLASS I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%
1290 RETIREMENT 2040 FUND - CLASS I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
1290 RETIREMENT 2040 FUND - CLASS I | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 RETIREMENT 2045 FUND - CLASS I | Exchange Traded Fund Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
1290 RETIREMENT 2045 FUND - CLASS I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.50%
1290 RETIREMENT 2045 FUND - CLASS I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
1290 RETIREMENT 2045 FUND - CLASS I | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000165752 [Member] | Exchange Traded Fund Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000165752 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
C000165752 [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000165752 [Member] | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 RETIREMENT 2055 FUND - CLASS I | Exchange Traded Fund Sector Weightings [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
1290 RETIREMENT 2055 FUND - CLASS I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.40%
1290 RETIREMENT 2055 FUND - CLASS I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
1290 RETIREMENT 2055 FUND - CLASS I | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 SMARTBETA EQUITY FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
1290 SMARTBETA EQUITY FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
1290 SMARTBETA EQUITY FUND - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
1290 SMARTBETA EQUITY FUND - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
1290 SMARTBETA EQUITY FUND - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
1290 SMARTBETA EQUITY FUND - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
1290 SMARTBETA EQUITY FUND - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
1290 SMARTBETA EQUITY FUND - CLASS A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 SMARTBETA EQUITY FUND - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 SMARTBETA EQUITY FUND - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 SMARTBETA EQUITY FUND - CLASS A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 SMARTBETA EQUITY FUND - CLASS A | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 SMARTBETA EQUITY FUND - CLASS A | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 SMARTBETA EQUITY FUND - CLASS A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 SMARTBETA EQUITY FUND - CLASS A | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.50%
1290 SMARTBETA EQUITY FUND - CLASS A | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
1290 SMARTBETA EQUITY FUND - CLASS A | European Union [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
1290 SMARTBETA EQUITY FUND - CLASS A | Europe non-EU [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 SMARTBETA EQUITY FUND - CLASS A | Australasia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 SMARTBETA EQUITY FUND - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
1290 SMARTBETA EQUITY FUND - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
1290 SMARTBETA EQUITY FUND - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
1290 SMARTBETA EQUITY FUND - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
1290 SMARTBETA EQUITY FUND - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
1290 SMARTBETA EQUITY FUND - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
1290 SMARTBETA EQUITY FUND - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
1290 SMARTBETA EQUITY FUND - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 SMARTBETA EQUITY FUND - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 SMARTBETA EQUITY FUND - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 SMARTBETA EQUITY FUND - CLASS I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 SMARTBETA EQUITY FUND - CLASS I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 SMARTBETA EQUITY FUND - CLASS I | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 SMARTBETA EQUITY FUND - CLASS I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 SMARTBETA EQUITY FUND - CLASS I | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.50%
1290 SMARTBETA EQUITY FUND - CLASS I | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
1290 SMARTBETA EQUITY FUND - CLASS I | European Union [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
1290 SMARTBETA EQUITY FUND - CLASS I | Europe non-EU [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 SMARTBETA EQUITY FUND - CLASS I | Australasia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 SMARTBETA EQUITY FUND - CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
1290 SMARTBETA EQUITY FUND - CLASS R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
1290 SMARTBETA EQUITY FUND - CLASS R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
1290 SMARTBETA EQUITY FUND - CLASS R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
1290 SMARTBETA EQUITY FUND - CLASS R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
1290 SMARTBETA EQUITY FUND - CLASS R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
1290 SMARTBETA EQUITY FUND - CLASS R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
1290 SMARTBETA EQUITY FUND - CLASS R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 SMARTBETA EQUITY FUND - CLASS R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 SMARTBETA EQUITY FUND - CLASS R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 SMARTBETA EQUITY FUND - CLASS R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 SMARTBETA EQUITY FUND - CLASS R | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 SMARTBETA EQUITY FUND - CLASS R | Cash And Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 SMARTBETA EQUITY FUND - CLASS R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 SMARTBETA EQUITY FUND - CLASS R | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.50%
1290 SMARTBETA EQUITY FUND - CLASS R | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
1290 SMARTBETA EQUITY FUND - CLASS R | European Union [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
1290 SMARTBETA EQUITY FUND - CLASS R | Europe non-EU [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 SMARTBETA EQUITY FUND - CLASS R | Australasia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%